CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Total revenues	$ 268,099	$ 218,326
Cost of revenues:
Total cost of revenues	(241,807)	(200,460)
Gross profit	26,292	17,866
Operating expenses:
Research and development (credit) expenses (including related parties amounts of US$(39,744) and US$49,415 for the six months ended June 30, 2026 and 2025, respectively)	1,565	(92,305)
Selling and marketing expenses (including related parties amounts of US$8,099 and US$14,059 for the six months ended June 30, 2026 and 2025, respectively)	(82,932)	(78,995)
General and administrative expenses (including related parties amounts of US$999 and US$2,343 for the six months ended June 30, 2026 and 2025, respectively)	(46,176)	(63,356)
Other operating income	3,839	4,866
Impairment of long-lived assets		(51,504)
Total operating expenses	(123,704)	(281,294)
Operating loss	(97,412)	(263,428)
Interest expenses (including related parties amounts of US$23,183 and US$13,799 for the six months ended June 30, 2026 and 2025, respectively)	(34,300)	(33,641)
Interest income (including related parties amounts of US$11,765 and US$9,317 for the six months ended June 30, 2026 and 2025, respectively)	15,202	13,157
Investment (loss) income, net	(453)	9,400
Foreign currency exchange (losses) gains, net	(21,817)	40,525
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(9,948)	(68,084)
Loss before income taxes and share of results of equity method investments	(148,728)	(302,071)
Income tax credit (expense)	664	(15,043)
Share of results of equity method investments	(2,878)	4,074
Net loss	(150,942)	(313,040)
Less: Net loss attributable to noncontrolling interests		(2)
Net loss attributable to ordinary shareholders	$ (150,942)	$ (313,038)
Loss per ordinary share - Basic	$ (0.23)	$ (0.47)
Loss per ordinary share - Diluted	$ (0.23)	$ (0.47)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	645,541,822	659,335,966
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	645,541,822	659,335,966
Net loss	$ (150,942)	$ (313,040)
Other comprehensive (loss) income:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes	13,664	16,427
Foreign currency translation adjustment, net of nil income taxes	(45,552)	(6,332)
Total other comprehensive (loss) income	(31,888)	10,095
Total comprehensive loss	(182,830)	(302,945)
Less: Total comprehensive loss attributable to noncontrolling interests		(2)
Total comprehensive loss attributable to ordinary shareholders	(182,830)	(302,943)
Goods
Revenues:
Total revenues	263,256	197,485
Cost of revenues:
Total cost of revenues	(238,119)	(184,885)
Service
Revenues:
Total revenues	4,843	20,841
Cost of revenues:
Total cost of revenues	$ (3,688)	$ (15,575)